Eaton Vance

South Carolina Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.7%

Security	Principal Amount (000’s omitted)	Value
Education — 9.1%
Clemson University, SC, 5.00%, 5/1/26	$2,000	$2,376,860
Florence-Darlington Commission for Technical Education, SC, 5.00%, 3/1/28	600	642,204
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	2,000	2,286,160
5.00%, 10/1/45	2,000	2,299,160
South Carolina Jobs-Economic Development Authority, (Wofford College):
5.00%, 4/1/32	590	729,806
5.00%, 4/1/44	1,000	1,211,530
University of South Carolina:
5.00%, 5/1/41	1,500	1,959,645
5.00%, 5/1/46	1,500	1,938,480
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,814,295
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	637,554

		$15,895,694

Electric Utilities — 5.1%
Piedmont Municipal Power Agency, SC:
3.00%, 1/1/23	$1,000	$1,029,380
4.00%, 1/1/24	1,000	1,074,700
4.00%, 1/1/25	1,000	1,104,950
4.00%, 1/1/28	1,600	1,866,672
5.00%, 1/1/24	250	273,740
5.00%, 1/1/25	1,000	1,135,780
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,388,720

		$8,873,942

Escrowed/Prerefunded — 5.7%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$1,000	$1,281,890
Georgetown County, SC:
Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,659,947
Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	2,914,285
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.):
Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,609,725
Prerefunded to 11/1/22, 5.00%, 11/1/29	450	469,751

		$9,935,598

General Obligations — 23.2%
Aiken County Consolidated School District, SC:
4.00%, 4/1/37	$1,500	$1,783,125
5.00%, 3/1/25	2,020	2,320,192
Anderson County School District No. 5, SC, 5.00%, 3/1/30	2,000	2,362,300
Charleston County School District, SC, 5.00%, 3/1/25	2,000	2,294,420

Security	Principal Amount (000’s omitted)	Value
Charleston County, SC:
3.00%, 11/1/33	$1,585	$1,834,225
4.00%, 11/1/26	1,500	1,707,120
4.00%, 11/1/31	1,500	1,842,480
Colleton County School District, SC, 5.00%, 3/1/25	1,060	1,216,043
Georgetown County School District, SC, 4.00%, 3/1/33	2,115	2,489,989
Hilton Head Island, SC:
4.00%, 3/1/23	605	633,689
4.00%, 3/1/25	565	631,139
Horry County School District, SC:
5.00%, 3/1/24	1,500	1,657,935
5.00%, 3/1/25	1,500	1,718,190
Lancaster County School District, SC, 4.00%, 3/1/30	1,500	1,744,755
Laurens County, SC, 5.00%, 7/1/29	715	924,960
Lexington County School District No. 1, SC, 5.00%, 2/1/26	1,060	1,254,245
Oconee County School District, SC, 5.00%, 3/1/25	1,000	1,147,210
Richland County School District No. 2, SC:
3.00%, 3/1/32	1,200	1,340,352
4.00%, 3/1/31	1,435	1,760,487
4.00%, 3/1/32	2,000	2,394,720
Richland-Lexington Airport District, SC:
(AMT), 4.00%, 3/1/22	195	196,843
(AMT), 4.00%, 3/1/24	685	715,284
(AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	598,879
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,277,693
South Carolina, (Winthrop University), 5.00%, 4/1/22	300	304,869
Spartanburg County School District No. 7, SC, 5.00%, 3/1/40	1,000	1,260,060

		$40,411,204

Hospital — 10.9%
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,682,880
Greenville Health System, SC, 5.00%, 5/1/31	1,500	1,654,140
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
4.00%, 11/1/31	1,125	1,290,251
5.00%, 11/1/29	600	731,736
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,874,525
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,000	1,159,360
5.00%, 12/1/46	1,000	1,247,830
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,802,295
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,821,690
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/37(1)	1,000	1,188,120
5.00%, 4/15/28(1)	1,000	1,227,500
5.00%, 4/15/48	2,000	2,405,760

		$19,086,087

Housing — 0.3%
South Carolina Housing Finance and Development Authority, 5.00%, 7/1/27	$400	$485,128

		$485,128

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 1.0%
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,743,747

		$1,743,747

Insured-Education — 0.9%

College of Charleston, SC, (BAM), 4.00%, 4/1/30	$1,225	$1,497,979

		$1,497,979

Insured-Electric Utilities — 3.3%
Piedmont Municipal Power Agency, SC, (NPFG), 0.00%, 1/1/23	$1,090	$1,082,207
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,075	1,165,923
(NPFG), 5.25%, 7/1/32	1,350	1,464,021
(NPFG), 5.25%, 7/1/34	1,820	1,982,053

		$5,694,204

Insured-Lease Revenue/Certificates of Participation — 1.4%
Sumter Two School Facilities, Inc., SC, (Sumter School District):
(BAM), 5.00%, 12/1/23	$1,000	$1,090,060
(BAM), 5.00%, 12/1/24	1,280	1,443,034

		$2,533,094

Insured-Special Tax Revenue — 2.5%
Simpsonville, SC, Accommodations and Hospitality Tax Revenue:
(AGM), 3.00%, 1/1/22	$100	$100,221
(AGM), 3.00%, 1/1/23	200	205,590
(AGM), 4.00%, 1/1/25	130	143,517
(AGM), 4.00%, 1/1/35	1,085	1,314,836
(AGM), 5.00%, 1/1/27	500	601,635
(AGM), 5.00%, 1/1/28	365	449,132
(AGM), 5.00%, 1/1/29	310	390,284
(AGM), 5.00%, 1/1/30	500	642,600
(AGM), 5.00%, 1/1/31	450	590,085

		$4,437,900

Insured-Transportation — 0.3%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$570	$621,528

		$621,528

Insured-Utilities — 2.6%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$1,000	$1,217,500
(AMBAC), 5.50%, 9/1/32	2,000	2,679,320
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	567,055

		$4,463,875

Insured-Water and Sewer — 0.7%
Starr-Iva Water and Sewer District, SC:
(AGM), 3.00%, 6/1/32	$180	$204,669
(AGM), 4.00%, 6/1/27	145	170,492
(AGM), 4.00%, 6/1/28	150	179,843

Security	Principal Amount (000’s omitted)	Value
(AGM), 4.00%, 6/1/29	$160	$193,266
(AGM), 4.00%, 6/1/30	170	210,115
(AGM), 4.00%, 6/1/31	170	211,835

		$1,170,220

Lease Revenue/Certificates of Participation — 8.3%
Allendale County School District, SC, (Refunding & Improvement):
5.00%, 12/1/22	$1,155	$1,204,896
5.00%, 12/1/24	500	561,460
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District):
Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,186,680
Prerefunded to 12/1/23, 5.00%, 12/1/30(2)	3,875	4,236,693
County Square Redevelopment Corp., SC, 2.00%, 3/3/22	1,000	1,004,820
Dorchester County School District No. 2, SC, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,089,850
Securing Assets for Education, SC, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,090,060
Simpsonville Municipal Facilities Corp., SC:
3.00%, 4/1/23	185	191,479
3.00%, 4/1/24	400	423,308
4.00%, 4/1/28	460	543,536
4.00%, 4/1/30	250	304,825
4.00%, 4/1/35	610	748,226
4.00%, 4/1/38	685	834,446

		$14,420,279

Other Revenue — 1.2%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,141,720

		$2,141,720

Senior Living/Life Care — 1.7%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,147,420
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	674,089
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	100	102,640
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	703,219
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	321,175

		$2,948,543

Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$123,975
Greenville County, SC, Special Source Revenue:
4.00%, 4/1/35	375	445,537
5.00%, 4/1/29	225	284,380
5.00%, 4/1/30	325	418,373
Hilton Head Island, SC, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	400	465,548
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,105,190

		$2,843,003

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.2%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$285	$285,222

		$285,222

Transportation — 4.8%
Georgia State Road and Tollway Authority, 5.00%, 6/1/31	$1,000	$1,311,330
Horry County, SC, Airport Revenue, 4.00%, 7/1/40	2,070	2,457,690
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,186,040
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/34	1,355	1,686,704
(AMT), 5.00%, 7/1/43	1,450	1,771,277

		$8,413,041

Water and Sewer — 8.9%
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/36	$1,000	$1,186,730
Charleston, SC, Waterworks and Sewer System Revenue:
5.00%, 1/1/29	1,550	1,878,894
5.00%, 1/1/37	1,000	1,293,350
5.00%, 1/1/38	1,500	1,936,770
Columbia, SC, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,386,220
Lexington, SC, Waterworks and Sewer System Revenue:
4.00%, 4/1/30(1)	330	390,308
4.00%, 4/1/31(1)	250	294,285
4.00%, 4/1/32(1)	250	292,815
4.00%, 4/1/45	1,000	1,178,880
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,221,660
Richland County, SC, Utility System Revenue:
4.00%, 3/1/36	900	1,079,145
4.00%, 3/1/38	630	752,440
4.00%, 3/1/39	330	393,373
Startex-Jackson-Wellford-Duncan Water District, SC:
4.00%, 4/1/33	475	562,163
4.00%, 4/1/35	250	294,928
5.00%, 4/1/31	265	338,720

		$15,480,681

Total Tax-Exempt Municipal Obligations — 93.7% (identified cost $155,283,000)		$163,382,689

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
University of South Carolina, 1.135%, 5/1/26	$750	$743,505

		$743,505

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 1.2%
Kershaw County and Lee County Regional Water Authority, SC:
(AGM), 1.12%, 6/1/24	$400	$399,624
(AGM), 1.45%, 6/1/25	455	454,390
(AGM), 1.84%, 6/1/27	580	581,259
(AGM), 2.18%, 6/1/29	655	659,061

		$2,094,334

Lease Revenue/Certificates of Participation — 0.3%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$520,270

		$520,270

Other Revenue — 1.2%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$2,000,160

		$2,000,160

Student Loan — 0.7%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$1,266,225

		$1,266,225

Total Taxable Municipal Obligations — 3.8% (identified cost $6,590,000)		$6,624,494

Total Investments — 97.5% (identified cost $161,873,000)		$170,007,183

Other Assets, Less Liabilities — 2.5%		$4,359,520

Net Assets — 100.0%		$174,366,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.9% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $226,615 or 0.1% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$163,382,689	$—	$163,382,689
Taxable Municipal Obligations	—	6,624,494	—	6,624,494
Total Investments	$—	$170,007,183	$—	$170,007,183

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.